Share-based compensation - Options (Details) - Share options	6 Months Ended	12 Months Ended
	Jun. 30, 2026 Options SFr / shares	Dec. 31, 2025 Options SFr / shares
Number of options [Abstract]
Outstanding at beginning of period | Options	5,518,564
Forfeited during the period | Options	(2,846)
Expired during the period | Options	(188,967)
Exercised during the period | Options	(21,508)
Granted during the period | Options	609,347
Outstanding at end of period | Options	5,914,590	5,518,564
Exercisable | Options	5,059,248
Weighted average exercise price [Abstract]
Weighted average exercise price, Outstanding at beginning of period | SFr / shares	SFr 4.25
Weighted average exercise price, Forfeited during the period | SFr / shares	2.6
Weighted average exercise price, Expired during the period | SFr / shares	5.28
Weighted average exercise price, Exercised during the period | SFr / shares	0.76
Weighted average exercise price, Granted during the period | SFr / shares	2.3
Weighted average exercise price, Outstanding at end of period | SFr / shares	3.54	SFr 4.25
Weighted average exercise price, Exercisable | SFr / shares	SFr 3.75
Weighted average remaining term (years) [Abstract]
Weighted average remaining term (years), options outstanding	6 years 2 months 12 days	5 years 10 months 24 days
Weighted average remaining term (years), options exercisable	5 years 8 months 12 days